Investment Objectives and Goals	Sep. 28, 2025
Wahed FTSE USA Shariah ETF
Prospectus [Line Items]
Risk/Return [Heading]	Wahed FTSE USA Shariah ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Wahed FTSE USA Shariah ETF (“FTSE USA ETF” or the “Fund”) seeks to track the total return performance, before fees and expenses, of the FTSE Shariah USA Index (the “Index”).
Wahed Dow Jones Islamic World ETF
Prospectus [Line Items]
Risk/Return [Heading]	Wahed Dow Jones Islamic World ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Wahed Dow Jones Islamic World ETF (“Dow Jones World ETF” or the “Fund”) seeks long-term capital appreciation.